Share Repurchase Programs (Detail) - USD ($)	11 Months Ended	12 Months Ended			47 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Aug. 31, 2017	Aug. 31, 2014
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, authorized amount							$ 50,000,000
Purchase of common stock, shares					1,316,587
Purchase of Treasury Stock		$ 49,875,000		$ 6,284,000	$ 19,000,000
Offering and Sale of Notes
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program, authorized amount						$ 50,000,000
Purchase of common stock, shares	1,414,900
Purchase of Treasury Stock	$ 49,900,000
Program
Equity Class Of Treasury Stock [Line Items]
Purchase of common stock, shares		0	0	380,538
Purchase of Treasury Stock				$ 6,300,000